Derivatives (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of open derivative positions

A summary of the Group's open derivative positions at June 30, 2020 (Unaudited) is as follows:

June 30, 2020

	Number of	Fair Value	Fair Value	Net
Description	Open Positions	of Asset	of Liability	Amount

Market Maker Positions
Gold CFD's	80	11,797	(2,472)	9,325
Other	36	2,296	(552)	1,744

		$14,093	$(3,024)	$11,069

A summary of the Group's open derivative positions at December 31, 2019 is as follows:

	Number of	Fair Value	Fair Value	Net
Description	Open Positions	of Asset	of Liability	Amount

Market Maker Positions
Foreign Currency CFDs	442	$117,004	$(100)	$116,904
Gold CFDs	90	64,635	(3,690)	60,945
Crude Oil CFDs	63	15,011	(720)	14,291
Other	11	2,300	(330)	1,970

		$198,950	$(4,840)	$194,110